Retained earnings (Tables)	12 Months Ended
Dec. 31, 2021
Retained Earnings Disclosure [Abstract]
Schedule of retained earnings
	Note	December 31, 2020	December 31, 2021
		RMB	RMB

PRC statutory reserves	(i)	258,654,052	258,654,052
PRC surplus reserves	(ii)	161,631,825	164,653,757
Unreserved retained earnings		2,338,841,922	2,401,027,454

Total		2,759,127,799	2,824,335,263